Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as of June 30, 2026 are payable as follows:

Lease Commitment
Within 1 year	$53
Total	$53

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings arising from contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

Yongyuan Dispute

As of June 30, 2026 and as of the issuance date of the unaudited consolidated financial statements, the claim brought by Yongyuan against Shengda Group (see Note 1) had not been resolved. The Group determined that Shanghai Zanxing’s equity interest in SunCar Online may have been reduced to approximately 47.83% as of the issuance date. However, pursuant to certain concerted action arrangements between Shanghai Zanxing and other shareholders, which collectively hold an aggregate equity interest of approximately 50.88% in SunCar Online, the Group believes that Shanghai Zanxing continues to maintain effective control over SunCar Online. Accordingly, the Group does not expect the outcome of this dispute to have a material impact on its unaudited condensed consolidated financial statements.

Lianchuang Dispute

The Group was involved in litigation arising from the failure of Shengda Group, to fulfill its share repurchase obligations to Hangzhou Lianchuang Yongjun Kechuang Equity Investment Partnership (Limited Partnership) (“Lianchuang”). Following unsuccessful enforcement efforts against Shengda Group, Lianchuang sought to hold its former and current sole shareholders liable for the outstanding obligations.

On August 17, 2026, the Shanghai Financial Court ruled that Shanghai Zanxing and Jiachen were jointly and severally liable for Shengda Group’s obligations under a court-confirmed civil mediation agreement. The underlying enforcement proceedings specified an outstanding share repurchase amount of RMB36.9 million, together with applicable interest. On September 7, 2026, the Shanghai Financial Court accepted Zanxing’s action challenging enforcement in connection with the dispute. As of the issuance date of these unaudited condensed consolidated financial statements, the action remained pending and no final judgment had been rendered. Accordingly, the Group does not expect the outcome of this dispute to have a material impact on its unaudited condensed consolidated financial statements.

Except for the matter mentioned above, in the opinion of management, there were no other pending or threatened claims and litigation as of June 30, 2026 and through the issuance date of these unaudited condensed consolidated financial statements.

Capital commitments

The Group’s capital commitments primarily relate to commitments to the purchase of other cloud infrastructures and artificial intelligence platforms. Total capital commitment contracted but not yet reflected in the consolidated financial statements as of June 30, 2026 was $29,295, which was expected to be paid within one year of June 30, 2026.